Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Or Notional Amounts Of Guarantees With Amount By Expiration Period) (Details) (JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2012		Mar. 31, 2011
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	¥ 166,657		¥ 163,529
Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	98,717		62,825
Expiring In 1-5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	56,321		88,501
Expiring In More Than 5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	11,619		12,203
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	3,502		3,592
Standby Letters Of Credit And Financial Guarantees [Member] | Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	1,897		1,636
Standby Letters Of Credit And Financial Guarantees [Member] | Expiring In 1-5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	884		1,052
Standby Letters Of Credit And Financial Guarantees [Member] | Expiring In More Than 5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	721		904
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	2,089		2,213
Performance Guarantees [Member] | Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	1,480		1,524
Performance Guarantees [Member] | Expiring In 1-5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	521		537
Performance Guarantees [Member] | Expiring In More Than 5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	88		152
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	155,720	[1]	152,663	[1]
Derivative Instruments [Member] | Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	90,816	[1]	55,469	[1]
Derivative Instruments [Member] | Expiring In 1-5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	54,592	[1]	86,586	[1]
Derivative Instruments [Member] | Expiring In More Than 5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	10,312	[1]	10,608	[1]
Liabilities Of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	5,250		4,931
Liabilities Of Trust Accounts [Member] | Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	4,428		4,066
Liabilities Of Trust Accounts [Member] | Expiring In 1-5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	324		326
Liabilities Of Trust Accounts [Member] | Expiring In More Than 5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	498		539
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	96		130
Other Guarantees [Member] | Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	¥ 96		¥ 130

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.